TRADE RECEIVABLES AND OTHER RECEIVABLES - Additional information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES AND OTHER RECEIVABLES
Exit bonus receivable			€ 4,500
(Impairment) / Reversal on impairment on financial assets		€ 20	22,696	€ 3,091
Receivables from shareholder		€ 4,711
Reversal of receivables from the Silicon Group
TRADE RECEIVABLES AND OTHER RECEIVABLES
(Impairment) / Reversal on impairment on financial assets	€ 21,375		21,375
Silicon
TRADE RECEIVABLES AND OTHER RECEIVABLES
Exit bonus receivable			€ 4,700